INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	$ 609,829	$ 327,707
Deferred Tax Liabilities, Net	2,064,886	2,104,611
Deferred tax expense (income)	104,014	12,737	$ (322,616)
Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	233,466	110,526
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net	2,064,886	2,104,611	2,027,185	$ 1,800,705
Deferred tax (expense) income recognised in profit or loss	25,783	66,979	238,484
Deferred tax liabilities [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	(25,783)	(66,979)
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	609,829	327,707	287,017	342,860
Deferred tax (expense) income recognised in profit or loss	129,797	79,716	(84,132)
Deferred Tax Assets [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	8,275	(4,214)
Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	233,466	110,526	24,972	$ 126,405
Deferred tax (expense) income recognised in profit or loss	121,522	83,930	$ (99,915)
Deductible Difference [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	609,829	327,707
Deductible Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	376,363	217,181
Deductible Difference [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets – Tax loss carryforward	233,466	110,526
Taxable Difference [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net	2,064,886	2,104,611
Taxable Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net	2,064,886	2,104,611
Taxable Difference [Member] | Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	$ 121,522	$ 83,930